RELATED PARTY TRANSACTIONS: (Details Narrative) - Recast [Member] - USD ($)	12 Months Ended
	Apr. 30, 2022	Apr. 30, 2021
Related Party Transaction [Line Items]
General and Administrative Expense	$ 103,893	$ 103,602
Professional Fees	207,027	156,821
Accounts Payable and Accrued Liabilities, Current	1,250,188	2,785,881
R J G Capital Corporation [Member]
Related Party Transaction [Line Items]
General and Administrative Expense	96,000	96,000
Wayne Moorhouse Director [Member]
Related Party Transaction [Line Items]
General and Administrative Expense	17,566	17,807
Gary Childress Director [Member]
Related Party Transaction [Line Items]
General and Administrative Expense	14,326	13,796
Malaspina Consultants Inc [Member]
Related Party Transaction [Line Items]
Professional Fees	22,151	21,279
Directors Or Officers Or Companies Controlled By Them [Member]
Related Party Transaction [Line Items]
Accounts Payable and Accrued Liabilities, Current	$ 224,627	$ 219,256